Acquisitions - Lonmin - Assets/liabilities, gain (Details) R in Millions		12 Months Ended
	Jun. 10, 2019 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jun. 10, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Right-of-use assets			R 133.3
Environmental rehabilitation obligation			R (1,696.9)		R (672.7)
Lonmin Ltd
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment				R 3,158.6
Right-of-use assets				133.3
Other investments				320.8
Environmental rehabilitation obligation funds				443.2
Other non-current assets				395.0
Inventories				5,219.5
Trade and other receivables				925.3
Other current assets				14.6
Cash and cash equivalents				2,999.3
Lease liabilities				(133.3)
Environmental rehabilitation obligation				(1,696.9)
Other non-current liabilities				(863.0)
Borrowings				(2,574.8)
Trade and other payables				(2,585.7)
Other current liabilities				(99.3)
Total fair value of identifiable net assets acquired		R 5,656.6		R 5,656.6
PGM (4E) basket price (R/oz) | $	$ 1,025
Palladium price (USD/oz) | $	1,170
Borrowing settled | $	$ 174,300,000
Discount rate for assets or liabilities received in acquisition	12.50%			12.50%
Gain on Acquisition
Consideration		4,306.6		R 4,306.6
Fair value of identifiable net assets		(5,656.6)		R (5,656.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities		247.0
Gain on acquisition		R (1,103.0)
Marikana operations
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use	13.50%			13.50%